Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

	November 30,
(in millions)	2017	2016
Ships and ship improvements	$46,744	$44,122
Ships under construction	790	725
Other property and equipment	3,331	2,677
Total property and equipment	50,865	47,524
Less accumulated depreciation	(16,435)	(15,095)
	$34,430	$32,429